UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007
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Check here if Amendment |_|; Amendment Number:
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   This Amendment (Check only one.):  |_| is a restatement.
                                      |_| adds new holdings entries.

Institutional Investment Manger Filing this Report:

Name:       Keane Capital Management, Inc.
Address:    3440 Torringdon Way, Suite 308
            Charlotte, North Carolina 28277


Form 13F File Number:  28-10739

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Ted Slack
Title:   Controller & Chief Compliance Officer
Phone:   (704) 973-4022

Signature, Place, and Date of Signing:

     /s/ Ted Slack        Charlotte, North Carolina       February 13, 2008
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      [Signature]                [City, State]                  [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                         None
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Form 13F Information Table Entry Total:                    107*
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Form 13F Information Table Value Total:                    $198,658*
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                                                        (thousands)

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* Portions of the attached Information Table have been omitted and filed separately with the Commission pursuant to a request for confidential treatment.

List of Other Included Managers:  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

Form 13 F Information Table

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         Column 1            Column2   Column 3  Column 4          Column 5          Column 6   Column 7           Column 8
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                                                                                                             Voting Authority
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      Name of Issuer          Issuer    CUSIP     Value     Shs or     SH/    Put/   Investment  Other       Sole   Shared    None
                              Class              (x1000)    Pm Amt     PRN    Call   Discretion Managers     (A)      (B)     (C)
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ABX AIR INC                  COMMON    00080S101    3,995    955,688    SH             Sole                955,688
ATP OIL & GAS CORP           COMMON    00208J108    1,516     30,000    SH             Sole                30,000
AIR METHODS CORP             COMMON    009128307    1,174     23,643    SH             Sole                23,643
ALASKA AIR GROUP INC         COMMON    011659109    1,245     49,767    SH             Sole                49,767
ALDILA INC                   COMMON    014384200    3,709    226,285    SH             Sole                226,285
ALESCO FINL INC              COMMON    014485106      620    189,116    SH             Sole                189,116
ALLIANCE IMAGING INC         COMMON    018606202    2,659    276,361    SH             Sole                276,361
ALLIANCE ONE INTL INC        COMMON    018772103    1,018    250,000    SH             Sole                250,000
ALLIED HEALTHCARE INTL INC   COMMON    01923A109    5,108  2,101,854    SH             Sole                2,101,854
AMBAC FINL GROUP INC         COMMON    023139108    1,158     44,923    SH             Sole                44,923
AMERICAN AXLE & MFG HLDGS
  INC                        COMMON    024061103    2,082    111,833    SH             Sole                111,833
AMERICAN EQTY INVT LIFE HLD  COMMON    025676206    7,215    870,370    SH             Sole                870,370
AMERICAS CAR MART INC        COMMON    03062T105    2,099    167,230    SH             Sole                167,230
AMERIGON INC                 COMMON    03070L300    1,723     81,507    SH             Sole                81,507
ASHFORD HOSPITALITY TR INC   COMMON    044103109    4,133    574,768    SH             Sole                574,768
ASSURED GUARANTY LTD         COMMON    G0585R106    2,652     99,943    SH             Sole                99,943
ATLANTIC TELE NETWORK INC    COMMON    049079205    1,361     40,291    SH             Sole                40,291
BTU INTL INC                 COMMON    056032105      339     25,467    SH             Sole                25,467
BARRETT BILL CORP            COMMON    06846N104    1,271     30,357    SH             Sole                30,357
BELL MICROPRODUCTS INC       COMMON    078137106    1,948    324,060    SH             Sole                324,060
BENIHANA INC                 COMMON    082047101      339     26,850    SH             Sole                26,850
BENIHANA INC - CL A          COMMON    082047200      599     47,000    SH             Sole                47,000
BIOFUEL ENERGY CORP          COMMON    09064Y109    1,304    185,552    SH             Sole                185,552
BORDERS GROUP INC            COMMON    099709107      532     49,989    SH             Sole                49,989
BRIGHAM EXPLORATION CO       COMMON    109178103      771    102,486    SH             Sole                102,486
BUFFALO WILD WINGS INC       COMMON    119848109      116      5,000    SH             Sole                 5,000
C&D TECHNOLOGIES INC         COMMON    124661109      644     97,382    SH             Sole                97,382
CEC ENTMT INC                COMMON    125137109    1,305     50,264    SH             Sole                50,264
CASH SYSTEMS INC             COMMON    14756B102    1,924    435,280    SH             Sole                435,280
CASTLEPOINT HOLDINGS LTD     COMMON    G19522112    2,655    221,227    SH             Sole                221,227
CHARLOTTE RUSSE HLDG INC     COMMON    161048103    1,323     81,906    SH             Sole                81,906
CHIPMOS TECH BERMUDA LTD     COMMON    G2110R106      532    124,803    SH             Sole                124,803
CITI TRENDS INC              COMMON    17306X102      950     61,544    SH             Sole                61,544
COINSTAR INC                 COMMON    19259P300      563     20,000    SH             Sole                20,000
COMSTOCK RES INC             COMMON    205768203      381     11,195    SH             Sole                11,195
DIODES INC                   COMMON    254543101    2,427     80,720    SH             Sole                80,720
DRYSHIPS INC                 COMMON    Y2109Q101    6,660     86,045    SH             Sole                86,045
EDGEWATER TECHNOLOGY INC     COMMON    280358102    1,129    154,702    SH             Sole                154,702
ENDOCARE INC                 COMMON    29264P203      308     40,533    SH             Sole                40,533
EPICOR SOFTWARE CORP         COMMON    29426L108    3,149    267,298    SH             Sole                267,298
EXCEL MARITIME CARRIERS LTD  COMMON    V3267N107    1,010     25,137    SH             Sole                25,137
FIDELITY NATIONAL FINANCIAL  COMMON    31620R105      801     54,834    SH             Sole                54,834
FIRST MERCURY FINANCIAL
  CORP                       COMMON    320841109    2,375     97,349    SH             Sole                97,349
GEHL CO                      COMMON    368483103      558     34,791    SH             Sole                34,791
GEOEYE INC                   COMMON    37250W108      841     25,000    SH             Sole                25,000
GOTTSCHALKS INC              COMMON    383485109      517    153,954    SH             Sole                153,954
GRIFFON CORP                 COMMON    398433102      768     61,717    SH             Sole                61,717
HERCULES OFFSHORE INC        COMMON    427093109    1,225     51,512    SH             Sole                51,512
HHGREGG INC                  COMMON    42833L108    1,647    119,691    SH             Sole                119,691
HILL INTERNATIONAL INC       COMMON    431466101    1,069     75,465    SH             Sole                75,465
HORNBECK OFFSHORE SVCS INC   COMMON    440543106    3,047     67,782    SH             Sole                67,782
HUDSON HIGHLAND GROUP INC    COMMON    443792106    1,850    220,000    SH             Sole                220,000
ICF INTL INC                 COMMON    44925C103    1,667     65,986    SH             Sole                65,986
KVH INDS INC                 COMMON    482738101    1,348    167,297    SH             Sole                167,297
LSI INDS INC                 COMMON    50216C108    1,661     91,268    SH             Sole                91,268
LINCARE HLDGS INC            COMMON    532791100    1,074     30,555    SH             Sole                30,555
LUFKIN INDS INC              COMMON    549764108    4,791     83,619    SH             Sole                83,619
MFA MTG INVTS INC            COMMON    55272X102    2,833    306,322    SH             Sole                306,322
MGIC INVT CORP WIS           COMMON    552848103    3,113    138,797    SH             Sole                138,797
MAX CAPITAL GROUP LTD        COMMON    G6052F103    1,972     70,465    SH             Sole                70,465
MCMORAN EXPLORATION CO       COMMON    582411104    1,828    139,667    SH             Sole                139,667
MIDWEST AIR GROUP INC        COMMON    597911106    1,367     92,347    SH             Sole                92,347
MONTEREY GOURMET FOODS INC   COMMON    612570101      429    134,585    SH             Sole                134,585
NEW FRONTIER MEDIA INC       COMMON    644398109    1,275    231,750    SH             Sole                231,750
NEW YORK & CO INC            COMMON    649295102    1,363    213,588    SH             Sole                213,588
NEXITY FINL CORP             COMMON    65333R200      956    144,002    SH             Sole                144,002
NOBLE INTL LTD               COMMON    655053106    2,586    158,534    SH             Sole                158,534
OMEGA NAVIGATION
  ENTERPRISES INC            COMMON    Y6476R105    1,565     99,081    SH             Sole                99,081
OPLINK COMMUNICATIONS INC    COMMON    68375Q403    3,251    211,778    SH             Sole                211,778
ORTHOFIX INTL N V            COMMON    N6748L102    1,178     20,329    SH             Sole                20,329
PMI GROUP INC                COMMON    69344M101      531     40,000    SH             Sole                40,000
PANTRY INC                   COMMON    698657103       10        400    SH             Sole                   400
PARALLEL PETE CORP DEL       COMMON    699157103      404     22,900    SH             Sole                22,900
PARAMETRIC TECHNOLOGY CORP   COMMON    699173209    1,646     92,205    SH             Sole                92,205
PARKER DRILLING CO           COMMON    701081101    2,181    288,849    SH             Sole                288,849
PETROHAWK ENERGY CORP        COMMON    716495106    4,264    246,319    SH             Sole                246,319
PETROQUEST ENERGY INC        COMMON    716748108    2,523    176,413    SH             Sole                176,413
PIONEER DRILLING CO          COMMON    723655106    2,079    175,033    SH             Sole                175,033
POKERTEK INC                 COMMON    730864105    1,163    150,000    SH             Sole                150,000
POLYMET MINING CORP          COMMON    731916102    2,744    846,067    SH             Sole                846,067
RF MICRODEVICES INC          COMMON    749941100    4,517    791,076    SH             Sole                791,076
RAM HOLDINGS LTD             COMMON    G7368R104    1,573    318,502    SH             Sole                318,502
REDWOOD TR INC               COMMON    758075402    1,705     49,796    SH             Sole                49,796
RENT A CTR INC NEW           COMMON    76009N100      743     51,205    SH             Sole                51,205
REPUBLIC AWYS HLDGS INC      COMMON    760276105    1,939     98,971    SH             Sole                98,971
RICKS CABARET INTL INC       COMMON    765641303      999     37,100    SH             Sole                37,100
SAIA INC                     COMMON    78709Y105    1,064     80,000    SH             Sole                80,000
SCIELE  PHARMA INC           COMMON    808627103    2,066    101,003    SH             Sole                101,003
SILICON MOTION TECHNOLOGY
  CO                         COMMON    82706C108    1,175     66,085    SH             Sole                66,085
SILVERLEAF RESORTS INC       COMMON    828395103    1,510    362,922    SH             Sole                362,922
SKECHERS U S A INC           COMMON    830566105    2,820    144,534    SH             Sole                144,534
STANLEY FURNITURE INC        COMMON    854305208      720     60,000    SH             Sole                60,000
SUPERIOR ENERGY SVCS INC     COMMON    868157108    2,090     60,730    SH             Sole                60,730
TNS INC                      COMMON    872960109    2,471    139,227    SH             Sole                139,227
TIER TECHNOLOGIES INC        COMMON    88650Q100    2,582    303,791    SH             Sole                303,791
TRIAD GTY INC                COMMON    895925105      413     42,134    SH             Sole                42,134
TRICO MARINE SERVICES INC    COMMON    896106200    1,111     30,000    SH             Sole                30,000
TRIQUINT SEMICONDUCTOR INC   COMMON    89674K103    2,331    351,610    SH             Sole                351,610
TSAKOS ENERGY NAVIGATION
  LTD                        COMMON    G9108L108    1,660     44,817    SH             Sole                44,817
TUESDAY MORNING CORP         COMMON    899035505    1,419    279,823    SH             Sole                279,823
ULTRA CLEAN HLDGS INC        COMMON    90385V107    3,901    319,772    SH             Sole                319,772
UNIVERSAL CORP VA            COMMON    913456109    2,313     45,157    SH             Sole                45,157
UNIVERSAL STAINLESS & ALLOY  COMMON    913837100    3,435     96,578    SH             Sole                96,578
VCG HLDG CORP                COMMON    91821K101      542     40,000    SH             Sole                40,000
VERASUN ENERGY CORP          COMMON    92336G106      916     59,934    SH             Sole                59,934
WET SEAL INC                 COMMON    961840105    1,632    700,554    SH             Sole                700,554

* Portions of this Information Table have been omitted and filed separately with the Commission pursuant to a request for confidential treatment.